May 4, 2007

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Subject:             Nationwide Variable Account
           Nationwide Life Insurance Company
           SEC File No. 2-58043
           CIK No. 0000202713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account (the “Variable Account”) and Nationwide Life Insurance Company (“the Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 49 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2007.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/KEITH W. HINZE
Keith W. Hinze
Senior Counsel

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies